SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES	12 Months Ended
Dec. 31, 2024
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES
30.	SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

In preparing the consolidated financial statements, we make judgments when applying our accounting policies. The judgments that have the most significant effect on the amounts recognized in the consolidated financial statements are outlined below.

(i)	Assessment of impairment indicators

We apply judgement in assessing whether indicators of impairment exist for our exploration and evaluation (“E&E”) properties and for our mineral properties which could result in a test for impairment.

For our E&E properties, we consider internal and external factors, such as our rights to explore, planned expenditures on E&E activities, the changes in mineral resources and mineral reserves, the potential for viable operations, significant decline in the market value of the Company, changes in metal prices and costs and changes in interest rates to determine whether there are any indicators of impairment or reversal of a previous impairment.

For our mineral properties, we consider external factors such as changes in technology, the market, the economy, or the legal environment, interest rates, and the market capitalization of the Company compared to the book value of the asset. We also consider internal factors such as economic performance of the asset, idle properties and plans to discontinue operations, useful life of the property, our ability to repatriate or use profits from the property, restrictions on access, environmental restrictions, and political instability.

Although the Company has taken steps to verify title to exploration and evaluation properties in which it has an interest, these procedures do not guarantee the Company’s title. Such properties may be subject to prior agreements or transfers and title may be affected by undetected defects. Further, we make judgements for properties where concessions terms have expired, and a renewal application has been made and is awaiting approval. We use judgement as to whether the concession renewal application is probable to be received, but ultimately this is beyond our control. If a renewal application is not approved, we could lose rights to those concessions.

We consider other factors such as typical practice in foreign jurisdictions related permit renewals, our continued ability to operate as usual while awaiting renewals, our continued performance under regulatory requirements, and the ongoing acceptance by authorities of our annual fees.

(ii)	Recovery of deferred tax assets

At each reporting period, we assess whether it is probable that the Company is able to benefit from tax loss carryforwards and other temporary differences.

We consider the recoverability of deferred tax assets based on future taxable income to determine the deferred tax asset to be recognized. Significant assumptions used to determine future taxable income include estimates for commodity prices, reserves and resources, operating costs, financing costs, development capital, and scheduling and mine design. Revisions to these estimates could result in material adjustments to the financial statements.

The determination of the ability of the Company to utilize tax losses carried forward to offset income taxes payable in the future and to utilize temporary differences which will reverse in the future requires management to exercise judgement and make assumptions about the Company’s future performance.

(b)	SIGNIFICANT ESTIMATES

The preparation of financial statements in conformity with IFRS Accounting Standards requires the use of estimates that affect the amounts reported and disclosed. These estimates are based on our knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the consolidated financial statements. Information about assumptions and other sources of estimation uncertainty as at December 31, 2024 that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next 12 months are outlined below.

(i)	Mineral resource and mineral reserve estimates

Mineral resource and mineral resource estimates are estimates of the amount of ore that can be economically extracted from the Company’s mining properties. Such estimates impact the financial statements in the following ways:

Mineral resource and mineral reserve estimates are key factors considered in determining whether technical feasibility and commercial viability of extracting a mineral resource are demonstrable which influences the classification of expenditure,

The carrying value of assets may be affected due to changes in estimated mineral reserves and resources if the change is considered an indicator of impairment,

Depreciation of producing mineral properties is affected by changes in reserve estimates,

Site closure provisions may change where reserve estimate changes affect expectations about when such activities will occur and the associated cost of these activities.

The mineral resource and mineral reserve estimates are based on information compiled by qualified persons within the meaning of Canadian National Instrument 43-101 Standards of Disclosure for Mineral Projects (“NI 43-101”). Such information includes geological and technical data on the size, depth, shape and grade of the ore body and suitable production techniques and recovery rates. Such an analysis requires complex geological judgements to interpret the data. The estimation of recoverable reserves is based upon factors such as estimates of foreign exchange rates, commodity prices, future capital requirements and production costs, along with geological assumptions and judgements made in estimating the size and grade of the ore body

As the economic assumptions used may change and as additional geological information is produced during the operation of a mine, estimates of mineral resources and mineral reserves may change.

(ii)	Valuation of production inventory

The measurement of inventory, including the determination of its NRV, especially as it relates to metal production inventory involves the use of estimates.

NRV is calculated as the estimated price at the time of sale based on prevailing metal prices, less estimated future production costs to convert the inventory into saleable form and associated selling costs, discounted where applicable. In determining the value of metal on the leach pads, we make estimates of rock densities, tonnages, grades, and the recoverability of ore stacked on leach pads to estimate its value. Changes in these estimates can result in a change in carrying amounts of inventory, which could result in charges to cost of sales. The determination of forecast sales prices, recovery rates, grade, assumed contained metal in stockpiles, work-in-process and leach pad inventory and production and selling costs all requires significant assumptions that impact the carrying value of production inventories.

(iii)	Recoverable amount of exploration and evaluation assets

Determining whether the recoverable amount of an exploration and evaluation asset is based on its fair value less costs of disposal or its value in use involves judgment. This includes assessing whether market transactions for similar assets are available and whether these transactions can be considered as basis for fair value, or whether the value in use calculation, which involves estimating future cash flows, is more appropriate. Included with this are judgements about external factors, including changes in the legal, environmental, and political context in which the mine or potential mine operates.

In valuing land, estimates include per-hectare valuation rates based on permitted use, market conditions, topography, and other factors.

(iv)	Asset retirement and site closure obligations

We make estimates and assumptions in determining the provisions for asset retirement and site closure. The estimates and assumptions include determining the amount and timing of future cash flows, inflation rates, and discount rates. The ultimate rehabilitation costs are uncertain, and cost estimates can vary in response to many factors, including judgements of the extent of rehabilitation activities, technological changes, and regulatory changes. Consequently, there could be significant adjustments to the provisions established, which would affect future financial position, results of operations, and changes in financial position. The provision is management’s best estimate of the present value of the future asset retirement and site closure obligation. Actual future expenditures may differ from the amounts currently provided.

(v)	Fair value measurement

Management uses valuation techniques in measuring the fair value of share options granted and restricted share units, deferred share units, performance share units, and bonus shares awarded.

We determine the fair value of share-based payments awarded using either a Black Scholes option pricing model or a Monte Carlo simulation as appropriate, each of which requires us to make certain estimates, judgements, and assumptions in relation to the expected life of the instruments, expected volatilities, expected risk‐free rate, and expected forfeiture rates. Changes to these assumptions could have a material impact on the Company’s financial statements.

(vi)Valuation of gold forward contracts

The valuation of gold forward contracts requires estimates and assumptions to determine fair value at the reporting date. Changes in key assumptions, particularly gold forward prices and discount rates, could materially impact the fair value of these contracts recognized in the financial statements.